Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–99.34%(b)(c)
Aerospace & Defense–3.28%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.55%	10/03/2026	EUR	161	$156,998

Barnes Group, Inc., Term Loan B (1 mo. SOFR + 3.00%)	8.45%	08/10/2030		$225	225,175

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. SOFR + 3.75%)	9.13%	07/02/2029		610	611,507

Term Loan (1 mo. SOFR + 2.50%)	8.20%	06/07/2028		315	313,292

Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. SOFR + 2.75%)	8.42%	10/22/2027		1,123	1,123,559

Term Loan (3 mo. SOFR + 2.75%)	8.42%	10/22/2026		1,470	1,472,484

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. SOFR + 4.00%)	9.35%	08/24/2028		189	189,019

Term Loan B-2 (1 mo. SOFR + 4.00%)	9.35%	08/24/2028		81	81,008

Gogo Intermediate Holdings LLC, Term Loan B (1 mo. SOFR + 3.75%)	9.21%	04/30/2028		576	577,660

KKR Apple Bidco LLC
First Lien Term Loan (1 mo. SOFR + 2.75%)	8.21%	09/22/2028		516	513,850

First Lien Term Loan (1 mo. SOFR + 4.00%)	9.35%	09/22/2028		140	140,197

Peraton Corp.
First Lien Term Loan B (1 mo. SOFR + 3.75%)	9.20%	02/01/2028		153	152,503

Second Lien Term Loan (3 mo. SOFR + 7.75%)	13.22%	02/01/2029		1,291	1,265,352

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. SOFR + 4.00%)	9.14%	09/13/2029		1,012	1,011,951

Rand Parent LLC (Atlas Air), Term Loan B (1 mo. SOFR + 4.25%)	9.64%	02/09/2030		595	585,669

Spirit AeroSystems, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.63%	01/14/2027		851	852,200

Titan Acquisition Holdings L.P., Term Loan B (1 mo. SOFR + 4.50%)(d)	9.82%	04/27/2030		498	498,967

TransDigm, Inc.
Term Loan I (1 mo. SOFR + 3.25%)	8.64%	08/24/2028		2,598	2,602,185

Term Loan J (3 mo. SOFR + 3.25%)	8.60%	05/15/2029		348	347,774

					12,721,350

Air Transport–3.59%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. SOFR + 4.75%)	10.43%	04/20/2028		4,405	4,478,467

Air Canada (Canada), Term Loan (3 mo. SOFR + 3.50%)	9.14%	08/11/2028		1,138	1,138,759

American Airlines, Inc.
Term Loan (1 mo. SOFR + 2.75%)	8.60%	02/09/2028		795	785,657

Term Loan(e)	–	05/17/2029		1,440	1,433,477

Avolon Borrower 1 (US) LLC
Term Loan B-4 (1 mo. SOFR + 1.50%)	6.93%	02/12/2027		18	17,731

Term Loan B-6 (1 mo. SOFR + 2.50%)	7.83%	06/08/2028		496	497,738

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. SOFR + 5.25%)	10.80%	06/21/2027		924	954,139

United Airlines, Inc., Term Loan B (3 mo. SOFR + 3.75%)	9.21%	04/21/2028		3,598	3,604,864

WestJet Airlines Ltd. (Canada), Term Loan (3 mo. SOFR + 3.00%)	8.44%	12/11/2026		1,053	1,036,405

					13,947,237

Automotive–3.16%
Adient PLC, Term Loan B-1 (1 mo. SOFR + 3.25%)	8.71%	04/10/2028		807	808,815

Autokiniton US Holdings, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.96%	04/06/2028		1,278	1,281,004

Belron Group S.A., First Lien Term Loan B (3 mo. SOFR + 2.75%)	8.25%	04/06/2029		579	580,786

Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.68%	07/28/2028	GBP	184	215,836

Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.68%	07/27/2029	GBP	481	433,504

DexKo Global, Inc., Incremental Term Loan (1 mo. SOFR + 4.25%)	9.64%	10/04/2028		346	341,574

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–(continued)
Driven Holdings LLC, Term Loan B (1 mo. SOFR + 3.00%)	8.46%	12/16/2028		$568	$556,460

Engineered Components & Systems LLC (aka CentroMotion), Term Loan B (1 mo. SOFR + 6.00%)	11.35%	07/25/2030		500	499,480

First Brands Group Intermediate LLC
Term Loan B (6 mo. SOFR + 5.00%)	10.88%	03/30/2027		738	726,810

Term Loan B (1 mo. SOFR + 5.00%)	10.88%	03/30/2027		1,657	1,632,647

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. SOFR + 4.50%)	9.95%	11/09/2027		1,532	1,523,416

Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. SOFR + 4.00%)	9.46%	05/04/2028		1,958	1,956,047

Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. SOFR + 3.75%)	9.10%	05/06/2030		633	634,975

PowerStop LLC, Term Loan B (1 mo. SOFR + 4.75%)	10.20%	01/24/2029		626	572,535

Project Boost Purchaser LLC, Term Loan (1 mo. SOFR + 3.50%)	8.96%	06/01/2026		513	512,620

					12,276,509

Beverage & Tobacco–1.99%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.07%	07/31/2028		4,940	4,857,546

City Brewing Co. LLC, Term Loan B (3 mo. SOFR + 3.50%)	9.16%	03/31/2028		2,738	2,226,018

Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. SOFR + 6.00%)	11.49%	01/20/2030		799	646,519

					7,730,083

Brokers, Dealers & Investment Houses–0.00%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. SOFR + 6.50%)	12.18%	08/05/2029		21	19,768

Building & Development–3.09%
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	9.62%	07/06/2028	GBP	109	127,697

Empire Today LLC, Term Loan B (1 mo. SOFR + 5.00%)	10.46%	04/01/2028		2,331	1,739,994

Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. SOFR + 3.75%)	9.15%	12/22/2028		1,015	999,080

Second Lien Term Loan (3 mo. SOFR + 6.75%)	12.40%	12/21/2029		303	273,819

Interior Logic Group, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.95%	04/01/2028		1,060	888,086

Janus International Group LLC, First Lien Term Loan (1 mo. SOFR + 3.25%)	8.76%	08/03/2030		349	349,534

LBM Holdings LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	9.20%	12/17/2027		0	478

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. SOFR + 4.75%)	10.20%	02/16/2029		1,988	1,757,817

Mayfair Mall LLC, Term Loan (1 mo. SOFR + 3.25%)(d)	8.68%	04/20/2024		505	462,344

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. SOFR + 4.50%)	9.99%	04/29/2029		1,229	1,206,082

Quikrete Holdings, Inc.
First Lien Term Loan (1 mo. SOFR + 2.63%)	8.09%	02/01/2027		808	810,200

Term Loan B (1 mo. SOFR + 2.75%)	8.21%	03/19/2029		1,471	1,473,276

Re/Max LLC, Term Loan (1 mo. SOFR + 2.50%)	7.96%	07/21/2028		1,375	1,287,017

SRS Distribution, Inc., Term Loan (3 mo. SOFR + 3.50%)	8.95%	06/02/2028		189	187,071

Summit Materials, LLC, Term Loan B(d)(e)	–	11/30/2028		449	449,677

					12,012,172

Business Equipment & Services–12.23%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Incremental Term Loan (1 mo. SOFR + 4.75%)	10.10%	05/11/2028		1,680	1,664,457

Camelot Finance L.P.
Incremental Term Loan (1 mo. SOFR + 3.00%)	8.46%	10/30/2026		1,093	1,096,217

Term Loan (1 mo. SOFR + 3.00%)	8.46%	10/30/2026		704	705,645

Checkout Holding Corp., Term Loan (3 mo. SOFR + 9.50%)	14.87%	05/10/2027		174	98,710

Cimpress USA, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.96%	05/17/2028		1,080	1,070,160

Citrix Systems, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.99%	03/30/2029		874	839,318

Constant Contact
Second Lien Term Loan (3 mo. SOFR + 7.50%)	13.41%	02/15/2029		587	489,777

Term Loan B (1 mo. SOFR + 4.00%)	9.69%	02/10/2028		1,359	1,308,052

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
Corporation Service Co., Term Loan B (1 mo. SOFR + 3.25%)	8.70%	11/02/2029		$1,179	$1,180,564

CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. SOFR + 3.50%)	8.93%	08/08/2025		283	283,123

Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.70%	08/08/2026		72	69,335

Dakota Holding Corp.
First Lien Term Loan (3 mo. SOFR + 3.75%)	9.14%	04/09/2027		1,165	1,144,389

Second Lien Term Loan (3 mo. SOFR + 6.75%)	12.40%	04/07/2028		353	335,999

Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. SOFR + 3.25%)	8.34%	01/18/2029		409	409,658

Revolver Loan (1 mo. SOFR + 3.00%)(d)	8.63%	09/11/2025		150	148,650

Revolver Loan(f)	0.00%	09/11/2025		1,970	1,957,224

Term Loan B (1 mo. SOFR + 3.00%)	8.19%	02/06/2026		1,724	1,726,198

Garda World Security Corp. (Canada)
Term Loan (1 mo. SOFR + 4.25%)	9.65%	02/01/2029		1,301	1,298,976

Term Loan B-2 (1 mo. SOFR + 4.25%)	9.75%	10/30/2026		1,754	1,753,774

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. SOFR + 4.00%)	9.46%	05/12/2028		2,896	2,861,847

I-Logic Tech Bidco Ltd. (United Kingdom), Term Loan (3 mo. SOFR + 4.00%)	9.54%	02/16/2028		717	712,818

ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	8.22%	04/01/2028	EUR	517	539,546

Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. SOFR + 4.50%)	10.18%	10/28/2027		0	135

KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (3 mo. EURIBOR + 5.75%)	9.72%	09/30/2029	EUR	102	104,997

Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.14%	08/08/2028		303	303,582

Monitronics International, Inc., Term Loan (3 mo. SOFR + 7.50%)	13.14%	06/30/2028		4,219	4,233,094

NAS LLC (d.b.a. Nationwide Marketing Group)
First Lien Term Loan (3 mo. SOFR + 6.50%)(d)	12.04%	06/03/2024		1,703	1,694,974

Revolver Loan (3 mo. SOFR + 6.50%)(d)	0.50%	06/03/2024		103	102,206

Revolver Loan(f)	0.00%	06/03/2024		411	408,823

Term Loan (3 mo. SOFR + 6.50%)(d)	12.04%	06/03/2024		4,907	4,881,981

Term Loan (3 mo. SOFR + 6.50%)(d)	12.04%	06/03/2024		932	927,441

OCM System One Buyer CTB LLC, Term Loan (3 mo. SOFR + 4.00%)(d)	9.54%	03/02/2028		730	728,923

Orchid Merger Sub II LLC, Term Loan (1 mo. SOFR + 4.75%)	10.29%	07/27/2027		1,555	932,910

Prime Security Services Borrower LLC, Term Loan B (1 mo. SOFR + 2.50%)	7.83%	10/13/2030		931	932,805

Prometric Holdings, Inc., Term Loan (3 mo. SOFR + 3.00%)	10.71%	01/31/2028		471	467,484

Protect America, Revolver Loan(d)(e)	–	09/01/2024		439	407,886

Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. SOFR + 3.00%)	8.35%	02/24/2030		427	426,243

Ryan, LLC (Ryan Tax)
Delayed Draw Term Loan(e)	–	11/09/2030		29	28,806

Term Loan(e)	–	11/14/2030		275	273,657

Sitel Worldwide Corp., Term Loan (1 mo. SOFR + 3.75%)	9.10%	08/28/2028		1,289	1,236,766

Skillsoft Corp., Term Loan (1 mo. SOFR + 4.75%)	10.69%	07/14/2028		502	468,858

Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	10.44%	06/05/2028	GBP	232	275,773

Spin Holdco, Inc., Term Loan (3 mo. SOFR + 4.00%)	9.66%	03/04/2028		4,983	4,343,803

Tempo Acquisition LLC, Term Loan (1 mo. SOFR + 2.75%)	8.10%	08/31/2028		111	110,921

Thermostat Purchaser III, Inc., Term Loan B (1 mo. SOFR + 4.50%)(d)	10.04%	08/30/2028		646	640,752

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	11.28%	03/20/2027		524	432,561

WorldPay, Term Loan B(e)	–	09/20/2030		1,456	1,455,887

					47,515,705

Cable & Satellite Television–1.98%
Altice Financing S.A. (Alt-Intl) (Luxembourg), Term Loan (3 mo. SOFR + 5.00%)	10.39%	10/31/2027		231	221,472

Atlantic Broadband Finance LLC
Incremental Term Loan (1 mo. SOFR + 2.50%)	7.96%	09/01/2028		78	74,692

Term Loan B (1 mo. SOFR + 3.25%)	8.60%	09/18/2030		693	668,756

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cable & Satellite Television–(continued)
CSC Holdings LLC, Term Loan B (1 mo. SOFR + 4.50%)	9.82%	01/15/2028		$582	$562,774

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. SOFR + 4.00%)	9.64%	08/14/2026		523	489,297

Term Loan B-11 (1 mo. SOFR + 2.75%)	8.39%	07/31/2025		150	146,434

Telenet - LG, Term Loan AR (1 mo. SOFR + 2.00%)	7.44%	04/30/2028		205	201,046

UPC - LG
Term Loan AT (1 mo. SOFR + 2.25%)	7.69%	04/30/2028		193	190,530

Term Loan AX (1 mo. SOFR + 2.93%)	8.44%	01/31/2029		1,827	1,810,539

Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. SOFR + 3.25%)	8.69%	01/31/2029		2,443	2,425,403

Term Loan Y (1 mo. SOFR + 3.25%)	8.79%	03/06/2031		881	870,649

Vodafone Ziggo - LG, Term Loan I (1 mo. SOFR + 2.50%)	7.94%	04/30/2028		22	21,535

					7,683,127

Chemicals & Plastics–7.54%
AkzoNobel Chemicals
Incremental Term Loan (1 mo. SOFR + 4.00%)	9.42%	03/03/2028		902	897,666

Term Loan (1 mo. SOFR + 4.00%)	9.47%	04/03/2028		965	960,078

Aruba Investments, Inc., Second Lien Term Loan (1 mo. SOFR + 7.75%)	13.20%	11/24/2028		611	570,862

Arxada (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.90%	07/03/2028	EUR	184	178,417

Ascend Performance Materials Operations LLC, Term Loan (6 mo. SOFR + 4.75%)	10.32%	08/27/2026		2,469	2,302,875

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.89%	12/20/2029		1,191	1,195,679

BES (Discovery Purchaser Corp.)
First Lien Term Loan (3 mo. SOFR + 4.38%)	9.77%	10/03/2029		1,113	1,064,860

Second Lien Term Loan (1 mo. SOFR + 7.00%)	12.41%	08/03/2030		347	316,936

Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. SOFR + 4.00%)	9.13%	02/26/2029		16	16,097

Charter NEX US, Inc., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.21%	12/01/2027		1,192	1,188,636

Chemours Co. (The), Term Loan B (1 mo. SOFR + 3.50%)	8.85%	08/10/2028		1,661	1,647,846

Composite Resins Holding B.V. (AOC), Term Loan (1 mo. SOFR + 4.25%)	9.70%	10/15/2028		1,086	1,077,257

Cyanco Intermediate 2 Corp., Term Loan B (1 mo. SOFR + 4.75%)	10.10%	07/07/2028		314	313,296

Derby Buyer LLC (Delrin), Term Loan (1 mo. SOFR + 4.25%)	9.57%	11/01/2030		586	585,233

Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. SOFR + 5.25%)	10.90%	11/01/2028		1,552	1,459,181

Flint Group (ColourOz Inv) (Germany)
Second Lien Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	5.75%	09/21/2024		26	7,828

Term Loan (3 mo. SOFR + 8.26%)	9.14%	06/30/2026		3	2,559

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. SOFR + 3.75%)	9.54%	05/28/2029		93	90,243

H.B. Fuller Co., Term Loan B (1 mo. SOFR + 2.25%)	7.60%	02/15/2030		513	514,568

ICP Group Holdings LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	9.40%	12/29/2027		463	353,671

INEOS Enterprises Holdings US Finco LLC (United Kingdom), Incremental Term Loan B (1 mo. SOFR + 3.75%)	9.13%	07/08/2030		996	984,549

Ineos Quattro Holdings UK Ltd.
Term Loan B (1 mo. SOFR + 4.25%)	9.70%	04/03/2029		250	243,726

Term Loan B (1 mo. SOFR + 3.75%)	9.20%	03/14/2030		372	360,825

Ineos US Finance LLC
Term Loan (1 mo. SOFR + 3.75%)	9.20%	11/08/2027		483	483,355

Term Loan (1 mo. SOFR + 3.50%)	8.95%	02/18/2030		998	990,784

Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	7.90%	12/23/2027	EUR	187	201,343

Momentive Performance Materials USA, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.85%	03/22/2028		852	818,093

Nobian Finance B.V. (NOHOLB), Term Loan (3 mo. EURIBOR + 3.15%)	7.22%	07/01/2026	EUR	789	838,108

Oxea Corp., Term Loan B-2 (1 mo. SOFR + 3.25%)	9.01%	10/14/2024		376	366,063

Potters Industries LLC, Term Loan B (3 mo. SOFR + 4.00%)	9.49%	12/14/2027		422	423,206

Proampac PG Borrower LLC, Term Loan B (1 mo. SOFR + 4.50%)	9.89%	09/15/2028		1,626	1,617,821

Quantix, Incremental Term Loan (3 mo. SOFR + 6.25%)(d)	12.04%	05/03/2025		1,999	1,952,858

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. SOFR + 2.50%)	7.96%	05/03/2028		$1,603	$1,219,835

Term Loan A(d)(e)	–	05/03/2028		190	197,503

Term Loan B(e)	–	05/03/2028		1,399	1,471,587

Tronox Finance LLC, Term Loan (1 mo. SOFR + 3.50%)	8.85%	08/16/2028		488	487,301

Univar, Inc., Term Loan B (3 mo. SOFR + 4.50%)	9.82%	08/01/2030		1,326	1,331,208

W.R. Grace & Co., Term Loan B (3 mo. SOFR + 3.75%)	9.40%	09/22/2028		565	564,470

					29,296,423

Clothing & Textiles–0.78%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. SOFR + 3.50%)	8.95%	12/21/2028		2,249	2,257,293

Second Lien Term Loan (1 mo. SOFR + 6.00%)	11.45%	12/20/2029		162	163,467

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. SOFR + 3.25%)	8.89%	04/28/2028		600	601,141

					3,021,901

Conglomerates–0.28%
APi Group DE, Inc., Incremental Term Loan (1 mo. SOFR + 2.50%)	7.96%	01/03/2029		474	475,437

CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.50%)	7.46%	03/16/2029	EUR	234	250,868

Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. SOFR + 5.00%)(d)	10.44%	02/23/2029		169	169,923

Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.20%	02/02/2026		216	210,199

					1,106,427

Containers & Glass Products–3.30%
Berlin Packaging LLC, Term Loan B-5 (3 mo. SOFR + 3.75%)	9.40%	03/11/2028		1,080	1,070,492

Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. SOFR + 4.00%)	9.54%	12/14/2028		599	531,399

Duran Group (Blitz/DWK) (Germany), Term loan C-2 (1 mo. SOFR + 5.50%)	10.83%	05/31/2026		1,998	1,918,128

Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 8.00%)(d)	11.97%	12/31/2024	EUR	83	89,616

Term Loan B-1 (3 mo. EURIBOR + 4.25%)	8.20%	03/31/2025	EUR	1,710	1,690,816

Term Loan B-3-A (3 mo. EURIBOR + 4.25%)	2.00%	03/31/2025	EUR	640	632,385

LABL, Inc. (Multi-Color), Term Loan (1 mo. SOFR + 5.00%)	10.45%	10/29/2028		1,927	1,826,342

Libbey Glass, Inc., Term Loan B (1 mo. SOFR + 6.50%)	0.00%	11/22/2027		1,736	1,661,202

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. SOFR + 4.30%)	9.85%	07/07/2028		414	391,625

Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.40%	10/04/2028		1,068	829,420

Refresco Group N.V. (Netherlands), Term Loan B (3 mo. SOFR + 4.25%)	9.63%	07/12/2029		2,192	2,194,127

					12,835,552

Cosmetics & Toiletries–0.98%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. SOFR + 4.00%)	9.35%	09/14/2028		659	646,586

Term Loan (1 mo. SOFR + 3.25%)	8.76%	05/10/2027		2,419	2,350,309

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.95%	06/29/2028	EUR	765	803,530

					3,800,425

Drugs–0.00%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. SOFR + 2.00%)	7.34%	11/15/2027		5	4,707

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Ecological Services & Equipment–1.14%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. SOFR + 3.50%)	8.50%	11/16/2028		$220	$219,092

Term Loan B-2 (1 mo. SOFR + 4.75%)(d)	9.89%	11/16/2028		234	233,226

Term Loan B-4 (3 mo. SOFR + 4.00%)	8.96%	11/16/2028		408	405,849

EnergySolutions, LLC, Term Loan (1 mo. SOFR + 4.00%)	9.38%	09/18/2030		1,124	1,123,199

GFL Environmental, Inc. (Canada), Term Loan A (1 mo. SOFR + 2.50%)	7.91%	05/31/2027		274	274,573

Groundworks LLC
Delayed Draw Term Loan (1 mo. SOFR + 6.50%)(d)	11.90%	03/14/2030		44	42,554

Delayed Draw Term Loan(f)	0.00%	03/14/2030		67	64,925

Revolver Loan(d)(f)	0.00%	03/14/2029		50	48,633

Term Loan B (3 mo. SOFR + 6.50%)(d)	11.90%	03/14/2030		898	875,147

OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.86%	12/31/2025	EUR	166	165,608

Patriot Container Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.20%	03/20/2025		433	412,387

TruGreen L.P., Second Lien Term Loan (3 mo. SOFR + 8.76%)	14.14%	11/02/2028		827	552,849

					4,418,042

Electronics & Electrical–9.10%
AppLovin Corp., Term Loan (1 mo. SOFR + 3.00%)	8.45%	10/25/2028		972	973,788

Boxer Parent Co., Inc., Term Loan B (EUR001M + 4.00%)	7.85%	10/02/2025	EUR	20	21,621

Central Parent, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	9.41%	07/06/2029		831	832,087

CommScope, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.71%	04/06/2026		483	424,721

ConnectWise LLC, Term Loan (1 mo. SOFR + 3.50%)	8.96%	10/01/2028		339	331,575

Diebold Nixdorf, Inc., Term Loan (1 mo. SOFR + 7.50%)	12.89%	08/11/2028		233	235,474

Digi International, Inc., Term Loan (1 mo. SOFR + 5.00%)	10.46%	11/01/2028		682	684,483

E2Open LLC, Term Loan (1 mo. SOFR + 3.50%)	8.96%	02/04/2028		1,359	1,355,204

Energizer Holdings, Inc., Term Loan (1 mo. SOFR + 2.25%)	7.70%	12/22/2027		607	607,426

Entegris, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.89%	07/06/2029		162	162,209

EverCommerce, Term Loan B (1 mo. SOFR + 3.25%)	8.46%	07/01/2028		502	502,150

Go Daddy Operating Co. LLC, Term Loan (1 mo. SOFR + 3.00%)	7.85%	11/09/2029		69	69,223

GoTo Group, Inc. (LogMeIn), First Lien Term Loan (3 mo. SOFR + 4.75%)	10.28%	08/31/2027		3,638	2,419,297

Idemia (Oberthur Tech/Morpho/OBETEC) (France), Term Loan B (1 mo. SOFR + 4.75%)	10.14%	09/30/2028		1,443	1,448,317

Imperva, Inc., Second Lien Term Loan (1 mo. SOFR + 7.75%)	13.38%	01/11/2027		988	994,065

Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.93%	10/17/2028	EUR	274	294,603

Infinite Electronics
Second Lien Term Loan (3 mo. SOFR + 7.00%)	12.64%	03/02/2029		253	219,704

Term Loan B (3 mo. SOFR + 3.25%)	9.39%	03/02/2028		1,318	1,256,696

Informatica Corp., Term Loan (1 mo. SOFR + 2.75%)	8.21%	10/27/2028		468	467,377

ION Corporates, Incremental Term Loan B (1 mo. SOFR + 4.25%)	9.74%	07/12/2030		172	171,865

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(d)	12.06%	08/17/2028	GBP	341	421,992

Term Loan 2 (3 mo. SOFR + 7.01%)(d)	12.32%	08/17/2028		452	437,355

Mavenir Systems, Inc., Term Loan B (3 mo. SOFR + 4.75%)	10.39%	08/13/2028		1,392	1,019,229

McAfee Enterprise, Second Lien Term Loan (3 mo. SOFR + 8.25%)	13.89%	07/27/2029		629	223,913

Mirion Technologies, Inc., Term Loan (1 mo. SOFR + 2.75%)	8.40%	10/20/2028		175	175,694

Natel Engineering Co., Inc., Term Loan (1 mo. SOFR + 6.25%)	11.70%	04/29/2026		2,066	1,792,427

Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	9.80%	03/03/2028	EUR	784	817,031

Open Text Corp. (Canada), Term Loan B (1 mo. SOFR + 2.75%)	8.20%	01/31/2030		1,890	1,895,478

Project Accelerate Parent LLC, First Lien Term Loan (1 mo. SOFR + 4.25%)	9.89%	01/02/2025		1,179	1,179,679

Proofpoint, Inc., Term Loan B (1 mo. SOFR + 3.25%)	8.71%	08/31/2028		1,437	1,429,427

Quest Software US Holdings, Inc., Term Loan B (3 mo. SOFR + 4.25%)	9.55%	02/01/2029		2,920	2,147,508

RealPage, Inc., Term Loan B (1 mo. SOFR + 3.00%)	8.46%	04/24/2028		1,406	1,373,583

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
Renaissance Holding Corp., Term Loan (1 mo. SOFR + 4.75%)	10.07%	03/16/2030		$217	$217,462

Sandvine Corp.
First Lien Term Loan (1 mo. SOFR + 4.50%)	9.96%	10/31/2025		298	236,890

Second Lien Term Loan (1 mo. SOFR + 8.00%)(d)	13.45%	11/02/2026		190	140,368

Severin Acquisition LLC, First Lien Term Loan (1 mo. SOFR + 3.25%)	8.63%	08/01/2027		129	129,014

SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (3 mo. SOFR + 4.25%)	9.89%	03/03/2028		189	188,199

SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (1 mo. SOFR + 7.50%)	13.04%	05/18/2026		269	247,241

Term Loan B (1 mo. SOFR + 5.00%)	10.40%	05/16/2028		1,159	1,123,718

Ultimate Software Group, Inc.
First Lien Incremental Term Loan (3 mo. SOFR + 3.25%)	8.76%	05/04/2026		339	339,490

First Lien Term Loan (3 mo. SOFR + 3.75%)	9.23%	05/04/2026		1,292	1,296,855

Second Lien Incremental Term Loan (3 mo. SOFR + 5.25%)	10.76%	05/03/2027		154	154,900

UST Holdings Ltd., Term Loan B (1 mo. SOFR + 3.75%)	8.93%	11/19/2028		877	874,819

Utimaco (Germany)
Term Loan B-1 (6 mo. EURIBOR + 6.25%)(d)	10.28%	05/31/2029	EUR	1,940	1,961,503

Term Loan B-2 (3 mo. SOFR + 6.25%)(d)	11.99%	05/31/2029		1,089	1,010,286

WebPros, Term Loan (3 mo. SOFR + 5.25%)	10.90%	02/18/2027		1,031	1,029,480

					35,335,426

Financial Intermediaries–0.83%
Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.21%	07/20/2026		112	111,047

LendingTree, Inc., First Lien Delayed Draw Term Loan (1 mo. SOFR + 3.75%)	0.00%	09/15/2028		1,500	1,332,464

Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. SOFR + 4.00%)	9.37%	02/18/2027		840	795,787

Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan (3 mo. SOFR + 4.00%)	9.54%	06/18/2029		692	692,197

First Lien Term Loan B (1 mo. SOFR + 4.75%)	10.29%	06/18/2029		277	278,274

					3,209,769

Food Products–3.76%
Alphia, Term Loan B (1 mo. SOFR + 5.00%)	10.39%	09/23/2030		1,215	1,147,106

Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. SOFR + 4.00%)	9.35%	12/18/2026		1,001	1,000,086

Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	8.14%	02/15/2027	EUR	2,163	2,033,784

BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. SOFR + 6.25%)(d)	12.54%	10/05/2026		151	147,154

Revolver Loan(f)	0.00%	10/05/2026		184	179,119

Term Loan (3 mo. SOFR + 7.00%)(d)	12.39%	10/05/2026		2,289	2,225,327

Florida Food Products LLC
First Lien Term Loan (1 mo. SOFR + 5.00%)(d)	10.35%	10/18/2028		415	357,198

First Lien Term Loan (1 mo. SOFR + 5.00%)	10.46%	10/18/2028		3,037	2,621,797

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.46%	10/08/2029		609	472,158

H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		744	618,991

Term Loan (1 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		566	445,422

Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (1 mo. SOFR + 3.00%)	8.47%	11/13/2029		427	427,289

Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	13.21%	09/22/2028		167	162,537

Term Loan B (1 mo. SOFR + 3.50%)	8.96%	09/23/2027		231	230,843

Sigma Bidco (Netherlands)
Term Loan B (1 mo. SOFR + 4.75%)	8.21%	01/02/2028		1,616	1,572,809

Term Loan B-6 (3 mo. EURIBOR + 5.00%)	8.91%	01/02/2028	EUR	427	444,348

Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	8.14%	09/29/2028	EUR	492	502,495

					14,588,463

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Service–0.66%
Areas (Telfer Inv/Financiere Pax), Term Loan B (6 mo. EURIBOR + 4.75%)	8.49%	07/01/2026	EUR	1,401	$1,474,965

Euro Garages (Netherlands)
Term Loan B (1 mo. SOFR + 4.00%)	9.42%	02/07/2025		$227	226,819

Term Loan B (1 mo. SOFR + 4.25%)	9.56%	03/31/2026		185	184,998

New Red Finance, Inc., Term Loan B-5 (1 mo. SOFR + 2.25%)	7.60%	09/23/2030		695	693,379

					2,580,161

Forest Products–0.23%
NewLife Forest Restoration LLC, Term Loan (d)(e)	–	01/31/2024		878	878,242

Health Care–2.84%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)
Incremental Term Loan B (1 mo. SOFR + 5.25%)(d)	9.91%	06/08/2028		590	554,992

Term Loan B (1 mo. SONIA + 4.75%)	9.94%	06/08/2028	GBP	295	357,629

Ascend Learning LLC, First Lien Term Loan (1 mo. SOFR + 3.50%)	8.95%	12/11/2028		40	39,212

athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.50%)	8.60%	02/15/2029		300	295,939

Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.25%)	7.47%	02/09/2028	EUR	292	306,233

Bracket Intermediate Holding Corp. (Signant), Term Loan (1 mo. SOFR + 5.00%)	10.49%	05/03/2028		578	578,840

Cerba (Chrome Bidco) (France), Term Loan C (3 mo. EURIBOR + 4.00%)	7.85%	02/14/2029	EUR	248	246,360

Certara Holdco, Inc., Term Loan B (1 mo. SOFR + 3.50%)	9.15%	08/14/2026		398	398,874

Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	7.95%	02/22/2029	EUR	312	338,644

Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. SOFR + 4.50%)	9.89%	07/31/2029		322	322,119

Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	371	419,113

Explorer Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 4.50%)	9.96%	02/04/2027		1,242	1,225,076

Global Medical Response, Inc.
Term Loan (3 mo. SOFR + 4.25%)	9.89%	03/14/2025		308	233,320

Term Loan (3 mo. SOFR + 4.25%)	9.93%	10/02/2025		1,023	775,953

ICON PLC
Term Loan (3 mo. SOFR + 2.25%)	7.90%	07/03/2028		11	10,921

Term Loan (3 mo. SOFR + 2.25%)	7.90%	07/03/2028		44	43,834

ICU Medical, Inc., Term Loan B (1 mo. SOFR + 2.50%)	8.04%	12/15/2028		274	273,286

International SOS L.P., Term Loan B (3 mo. SOFR + 3.75%)(d)	9.40%	09/07/2028		626	625,933

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.46%	12/18/2028		991	790,507

Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.21%	12/17/2029		401	238,434

MJH Healthcare Holdings LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.95%	01/28/2029		106	105,624

Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.70%	12/15/2027	EUR	139	149,371

Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.70%	12/15/2027	EUR	80	86,283

Organon & Co., Term Loan B (3 mo. SOFR + 3.00%)	8.44%	06/02/2028		245	245,183

Sharp Midco LLC, Incremental Term Loan B (3 mo. SOFR + 4.50%)(d)	9.90%	12/31/2028		200	200,073

Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. SOFR + 4.75%)	10.40%	11/24/2028		278	278,251

Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health) (Switzerland), Term Loan (3 mo. SOFR + 3.75%)	8.99%	10/01/2026		294	295,615

TTF Holdings LLC (Soliant), Term Loan B (1 mo. SOFR + 4.00%)	9.46%	03/31/2028		490	490,338

Verscend Holding Corp., Term Loan B-1 (1 mo. SOFR + 4.00%)	9.46%	08/27/2025		598	599,086

Women’s Care Holdings, Inc. LLC
First Lien Term Loan (3 mo. SOFR + 4.50%)	10.05%	01/15/2028		340	302,990

Second Lien Term Loan (3 mo. SOFR + 8.25%)	13.63%	01/15/2029		235	204,599

					11,032,632

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Home Furnishings–2.40%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%)	9.11%	02/28/2026	EUR	229	$74,756

Term Loan (6 mo. EURIBOR + 10.00%)(d)	14.11%	12/31/2026	EUR	17	18,467

Term Loan (3 mo. EURIBOR + 10.00%)(d)	14.11%	12/31/2026	EUR	22	23,741

Term Loan (6 mo. EURIBOR + 0.00%)(d)	0.00%	02/26/2027	EUR	218	0

Homeserve USA Holding Corp., Term Loan (1 mo. SOFR + 3.00%)	8.33%	10/21/2030		$622	623,770

Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.88%	02/26/2029		2,422	2,347,685

Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.95%	09/25/2028		1,937	1,926,861

Serta Simmons Bedding LLC, Term Loan (1 mo. SOFR + 7.50%)	12.82%	06/29/2028		1,371	1,339,912

SIWF Holdings, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.46%	10/06/2028		1,226	1,050,888

TGP Holdings III LLC, Term Loan B (1 mo. SOFR + 3.25%)	8.70%	06/29/2028		477	409,617

VC GB Holdings, Inc., Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.40%	07/01/2029		409	386,072

Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. SOFR + 4.25%)	9.70%	10/30/2027		311	268,235

Term Loan B (1 mo. SOFR + 3.25%)	8.71%	10/30/2027		972	837,778

					9,307,782

Industrial Equipment–5.75%
Arconic Rolled Products Corp., Term Loan B (1 mo. SOFR + 4.50%)	9.85%	07/26/2030		709	710,558

Chart Industries, Inc., Term Loan B (1 mo. SOFR + 3.25%)	8.67%	03/20/2030		545	544,891

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. SOFR + 5.50%)	10.90%	06/08/2029		1,149	1,007,314

DXP Enterprises, Inc., Incremental Term Loan (1 mo. SOFR + 4.75%)(d)	10.29%	10/11/2030		901	901,613

EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. SOFR + 3.00%)	8.35%	05/05/2030		710	711,524

Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Term Loan B (3 mo. SOFR + 5.00%)	10.66%	12/04/2026		853	835,479

Term Loan B-3 (3 mo. EURIBOR + 4.25%)	8.02%	12/04/2026	EUR	700	751,182

Madison IAQ LLC, Term Loan (1 mo. SOFR + 3.25%)	8.70%	06/21/2028		1,319	1,301,851

Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. SOFR + 2.75%)	8.21%	07/31/2028		259	259,132

MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.82%	08/17/2029		1,959	1,959,855

Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. SOFR + 3.00%)(d)	13.49%	02/28/2027		2,806	2,834,540

Revolver Loan(d)(f)	0.00%	06/24/2027		836	836,282

Second Lien Term Loan (3 mo. SOFR + 7.00%)	12.49%	02/28/2027		3,107	2,555,278

Third Lien Term Loan (3 mo. SOFR + 5.50%)(d)	10.99%	02/28/2027		773	502,348

Tank Holding Corp.
Revolver Loan (3 mo. PRIME + 4.75%)(d)	11.17%	03/31/2028		30	29,066

Revolver Loan(f)	0.00%	03/31/2028		200	193,752

Term Loan (1 mo. SOFR + 6.00%)	11.20%	03/31/2028		3,405	3,269,046

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. SOFR + 3.50%)	9.38%	07/30/2027		1,725	1,726,551

Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan (3 mo. SOFR + 7.00%)(d)	12.64%	11/19/2029		165	142,470

Term Loan B (1 mo. SOFR + 3.75%)	9.39%	11/15/2028		1,315	1,245,017

					22,317,749

Insurance–2.11%
Acrisure LLC
First Lien Term Loan (1 mo. SOFR + 3.50%)	9.15%	02/15/2027		1,290	1,282,598

First Lien Term Loan (1 mo. SOFR + 4.25%)	9.90%	02/15/2027		760	760,185

First Lien Term Loan (1 mo. SOFR + 4.50%)	9.89%	11/06/2030		997	997,458

Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	8.96%	11/06/2027		851	852,203

Term Loan B (1 mo. SOFR + 3.50%)	8.83%	11/05/2027		37	36,863

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Insurance–(continued)
AmWINS Group LLC, Term Loan B (1 mo. SOFR + 2.75%)	8.21%	02/19/2028		$423	$424,523

Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.10%	02/24/2028		1,373	1,376,643

USI, Inc.
Term Loan (1 mo. SOFR + 3.75%)	9.14%	11/22/2029		1,751	1,752,858

Term Loan B (1 mo. SOFR + 3.25%)	8.64%	09/14/2030		225	225,203

Term Loan B (1 mo. SOFR + 3.25%)	8.64%	09/14/2030		491	491,266

					8,199,800

Leisure Goods, Activities & Movies–4.26%
Alpha Topco Ltd. (United Kingdom), Term Loan B-2 (1 mo. SOFR + 3.25%)	7.60%	01/15/2030		737	738,498

Callaway Golf Co., Term Loan B (1 mo. SOFR + 3.50%)	8.95%	03/09/2030		741	739,826

Carnival Corp.
Incremental Term Loan (1 mo. SOFR + 3.25%)	8.71%	10/18/2028		3,783	3,770,525

Term Loan (1 mo. SOFR + 3.00%)	8.32%	08/08/2027		266	265,421

Crown Finance US, Inc., Term Loan (1 mo. SOFR + 8.50%)	7.38%	07/31/2028		2,160	2,208,000

Fitness International LLC, Term Loan B (3 mo. SOFR + 3.25%)	8.70%	04/18/2025		920	917,706

Lakeland Tours LLC	8.00%	09/25/2027		370	286,523

Nord Anglia Education, Term Loan B (1 mo. SOFR + 4.00%)	9.39%	01/31/2028		619	621,989

OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. SOFR + 5.00%)(d)	10.51%	05/20/2029		843	844,342

Royal Caribbean Cruises Ltd.
Revolver Loan(d)(f)	0.00%	04/05/2024		2,274	2,103,946

Revolver Loan(d)(e)	–	04/12/2024		130	124,403

Revolver Loan(f)	0.00%	04/12/2024		465	446,086

SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. SOFR + 3.00%)	8.46%	08/25/2028		457	457,012

Six Flags Theme Parks, Inc., Term Loan B (1 mo. SOFR + 1.75%)	7.20%	04/17/2026		229	229,280

SSH Group Holdings, Inc., Term Loan (1 mo. SOFR + 4.50%)	9.91%	10/04/2030		240	239,906

USF S&H Holdco LLC
Term Loan A (3 mo. SOFR + 8.00%)(d)	17.25%	06/30/2025		133	132,716

Term Loan A(f)	0.00%	06/30/2025		162	162,334

Term Loan B (3 mo. SOFR + 4.75%)(d)	10.29%	06/30/2025		1,685	1,685,425

Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%)	12.13%	06/30/2027	EUR	194	206,798

Term Loan (6 mo. EURIBOR + 8.50%)	6.13%	12/31/2027	EUR	1,033	376,720

					16,557,456

Lodging & Casinos–3.78%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. SOFR + 3.75%)	9.21%	02/02/2026		907	849,327

First Lien Term Loan (1 mo. SOFR + 4.75%)	10.21%	02/02/2026		1,119	1,049,878

Bally’s Corp., Term Loan B (3 mo. SOFR + 3.25%)	8.93%	10/02/2028		1,071	989,355

Caesars Entertainment, Inc., Term Loan B (1 mo. SOFR + 3.25%)	8.70%	02/06/2030		1,380	1,383,542

Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	9.35%	01/27/2029		112	111,350

Flutter Financing B.V. (Stars Group), Incremental Term Loan B (1 mo. SOFR + 3.25%)	8.90%	07/04/2028		1,093	1,095,740

Four Seasons Holdings, Inc. (Canada), Term Loan B (1 mo. SOFR + 2.50%)	7.95%	11/30/2029		226	227,019

GVC Finance LLC, Incremental Term Loan (6 mo. SOFR + 3.50%)	8.99%	10/31/2029		1,613	1,617,495

Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. SOFR + 3.00%)	8.21%	08/02/2028		1,125	1,125,477

HotelBeds (United Kingdom)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.51%	09/12/2028	EUR	1,882	2,038,643

Term Loan D (6 mo. EURIBOR + 5.25%)	9.23%	09/12/2027	EUR	2,013	2,187,151

Ontario Gaming GTA L.P. (One Toronto Gaming), First Lien Term Loan B (1 mo. SOFR + 4.25%)	9.64%	08/01/2030		607	609,655

PCI Gaming Authority, Term Loan B (1 mo. SOFR + 2.50%)	7.96%	05/29/2026		63	63,135

Scientific Games Lottery, First Lien Term Loan (3 mo. SOFR + 3.50%)	8.91%	04/04/2029		952	948,205

Stars Group (US) Co-Borrower, LLC, Term Loan B(e)	–	11/18/2030		35	35,160

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Lodging & Casinos–(continued)
Travel + Leisure Co., Incremental Term Loan (1 mo. SOFR + 4.00%)	9.49%	12/14/2029	$346	$346,466

				14,677,598

Nonferrous Metals & Minerals–1.18%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.46%	06/09/2028	896	824,659

Second Lien Term Loan (1 mo. SOFR + 7.25%)(d)	12.71%	06/11/2029	57	49,964

AZZ, Inc., Term Loan (1 mo. SOFR + 4.25%)	9.10%	05/13/2029	1,182	1,185,957

Covia Holdings Corp., Term Loan (3 mo. SOFR + 4.00%)	9.68%	07/31/2026	1,375	1,368,459

Form Technologies LLC, First Lien Term Loan (3 mo. SOFR + 9.00%)	14.49%	10/22/2025	541	409,104

SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. SOFR + 4.00%)	9.46%	03/16/2027	750	745,878

				4,584,021

Oil & Gas–2.96%
Brazos Delaware II LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	9.08%	02/01/2030	862	863,089

GIP Pilot Acquisition Partners, L.P. (Global Infrastructure), Term Loan (1 mo. SOFR + 3.00%)	8.39%	10/04/2030	562	561,889

Gulf Finance LLC, Term Loan (1 mo. SOFR + 6.75%)	12.19%	08/25/2026	1,273	1,279,805

ITT Holdings LLC (IMTT), Incremental Term Loan(e)	–	10/11/2030	886	886,541

McDermott International Ltd.
LOC(f)	0.00%	06/30/2024	2,136	1,521,979

LOC (1 mo. SOFR + 4.00%)(d)	4.50%	06/30/2024	817	367,720

LOC(f)	0.00%	12/31/2026	547	472,996

LOC (3 mo. SOFR + 4.75%)(d)	4.75%	12/31/2026	181	149,624

PIK Second Lien Term Loan, 3.00% PIK Rate, 6.46% Cash Rate(g)	3.00%	06/30/2025	523	243,572

Term Loan (1 mo. SOFR + 3.00%)(d)	8.46%	06/30/2024	92	66,425

Term Loan (3 mo. SOFR + 7.50%)(d)	13.16%	12/31/2026	544	536,331

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (1 mo. SOFR + 4.25%)	9.74%	02/14/2030	936	936,031

Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. SOFR + 6.75%)	12.14%	03/18/2024	469	472,398

Term Loan (1 mo. USD LIBOR + 7.00%)	12.65%	03/19/2024	316	316,995

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. SOFR + 8.00%)	13.46%	08/27/2026	1,316	1,315,252

TransMontaigne Partners LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.96%	11/17/2028	1,180	1,179,592

WhiteWater Whistler Holdings LLC, Term Loan B (1 mo. SOFR + 2.75%)	8.15%	02/15/2030	310	311,080

				11,481,319

Publishing–3.33%
Adtalem Global Education, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.46%	08/12/2028	370	370,892

Cengage Learning, Inc., Term Loan B (3 mo. SOFR + 4.75%)	10.41%	06/29/2026	2,643	2,645,569

Century DE Buyer LLC (Simon & Schuster), Term Loan B (1 mo. SOFR + 4.00%)	9.39%	09/30/2030	1,188	1,189,021

Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)(d)	9.42%	12/01/2028	2,095	2,073,785

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. SOFR + 5.25%)	10.70%	04/09/2029	2,246	2,180,853

Second Lien Term Loan B (1 mo. SOFR + 8.00%)	13.85%	04/08/2030	1,115	1,007,945

McGraw-Hill Education, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.21%	07/28/2028	2,121	2,088,504

Micro Holding L.P., Term Loan B-3 (1 mo. SOFR + 4.25%)	9.60%	05/03/2028	1,427	1,383,987

				12,940,556

Radio & Television–0.55%
Diamond Sports Holdings LLC, Second Lien Term Loan (h)(i)	0.00%	08/24/2026	1,304	32,069

iHeartCommunications, Inc.
Second Lien Incremental Term Loan (1 mo. SOFR + 3.25%)	8.71%	05/01/2026	245	205,082

Term Loan (1 mo. SOFR + 3.00%)	8.46%	05/01/2026	687	577,661

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Radio & Television–(continued)
Sinclair Television Group, Inc.
Term Loan B-3 (1 mo. SOFR + 3.00%)	8.46%	04/01/2028		$286	$222,787

Term Loan B-4 (1 mo. SOFR + 3.75%)	9.20%	04/21/2029		1,079	819,832

Univision Communications, Inc., First Lien Term Loan (1 mo. SOFR + 3.25%)	8.71%	05/05/2028		265	262,930

					2,120,361

Retailers (except Food & Drug)–3.49%
Action Holding B.V. (Netherlands)
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	7.72%	09/29/2028	EUR	147	160,534

Term Loan B-4(e)	–	10/19/2030		1,172	1,172,990

Bass Pro Group LLC, Term Loan B-2 (1 mo. SOFR + 3.75%)	9.40%	03/06/2028		3,088	3,067,370

CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. SOFR + 3.50%)	8.93%	11/08/2027		1,268	1,271,052

Douglas (Kirk Beauty GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	298	320,371

Term Loan B-2 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	171	184,417

Term Loan B-3 (3 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	333	358,143

Term Loan B-4 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	526	566,008

Term Loan B-5 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	117	125,888

Petco Animal Supplies, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	8.90%	03/02/2028		1,367	1,297,552

PetSmart, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.20%	02/11/2028		4,528	4,466,082

Savers, Inc., Term Loan (1 mo. SOFR + 5.50%)	10.90%	04/26/2028		565	567,530

					13,557,937

Surface Transport–1.96%
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. SOFR + 4.00%)	9.49%	07/21/2028		1,543	1,532,447

Term Loan B (3 mo. SOFR + 3.00%)	8.66%	07/21/2028		1,088	1,072,731

Term Loan C (3 mo. SOFR + 3.00%)	8.65%	07/21/2028		409	403,187

Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 6.50%)	10.45%	02/26/2027	EUR	1,769	1,303,274

Novae LLC, Term Loan B (3 mo. SOFR + 5.00%)	10.43%	12/22/2028		239	229,804

Odyssey Logistics & Technology Corp., Term Loan B (1 mo. SOFR + 4.50%)	9.85%	10/12/2027		479	466,328

PODS LLC
Incremental Term Loan B (1 mo. SOFR + 4.00%)(d)	9.46%	04/01/2028		1,835	1,780,100

Term Loan B (1 mo. SOFR + 3.00%)	8.46%	04/01/2028		116	111,170

STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)(d)	11.54%	03/24/2028		857	732,833

					7,631,874

Telecommunications–4.13%
Avaya, Inc., Term Loan (1 mo. SOFR + 8.50%) (Acquired 02/17/2021-10/31/2023; Cost $1,806,709)(j)	7.00%	05/15/2029		463	410,627

Cablevision Lightpath LLC, Term Loan (1 mo. SOFR + 3.25%)	8.69%	11/30/2027		759	756,808

CCI Buyer, Inc. (Consumer Cellular), Term Loan (3 mo. SOFR + 3.75%)	9.39%	12/17/2027		2,810	2,795,179

CenturyLink, Inc., Term Loan B (1 mo. SOFR + 2.25%)	7.71%	03/15/2027		1,290	781,531

Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	8.70%	11/22/2028		18	17,988

Crown Subsea Communications Holding, Inc.
Incremental Term Loan (1 mo. SOFR + 5.25%)	10.68%	04/27/2027		574	577,513

Term Loan (1 mo. SOFR + 4.75%)	10.43%	04/27/2027		1,033	1,041,185

Frontier Communications Corp., Term Loan B (1 mo. SOFR + 3.75%)	9.21%	05/01/2028		236	231,648

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. SOFR + 3.50%)	8.85%	12/11/2026		580	579,343

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B(e)	–	02/01/2029		937	936,800

Iridium Satellite LLC, Term Loan (1 mo. SOFR + 2.50%)	7.85%	09/15/2030		89	88,872

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Telecommunications–(continued)
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (3 mo. SOFR + 4.50%)	10.01%	11/30/2025	$23	$3,154

Second Lien Term Loan B-1 (3 mo. SOFR + 6.70%)	12.20%	11/01/2027	3,536	689,491

Term Loan (3 mo. SOFR + 6.44%)	11.94%	11/01/2027	1,459	875,433

Third Lien Term Loan (3 mo. SOFR + 9.25%)(d)	14.75%	11/01/2027	1,356	169,557

SBA Senior Finance II LLC, Term Loan (1 mo. SOFR + 1.75%)	7.20%	04/11/2025	11	11,256

Telesat LLC, Term Loan B-5 (1 mo. SOFR + 2.75%)	8.40%	12/07/2026	1,730	1,182,755

U.S. TelePacific Corp.
First Lien Term Loan (3 mo. SOFR + 1.15%)	6.00%	05/02/2026	1,532	597,869

Third Lien Term Loan(d)(e)	–	05/02/2027	151	0

ViaSat, Inc.
Term Loan (1 mo. SOFR + 3.75%)	9.85%	03/02/2029	1,143	1,105,842

Term Loan B (1 mo. SOFR + 4.50%)	9.94%	05/30/2030	833	803,603

Voyage Digital (NC) Ltd., Term Loan B (3 mo. SOFR + 4.50%)(d)	9.37%	05/10/2029	793	792,376

Windstream Services LLC, Term Loan (1 mo. SOFR + 6.25%)	11.70%	09/21/2027	1,708	1,609,204

				16,058,034

Utilities–2.68%
APLP Holdings L.P. (Canada), Term Loan (3 mo. SOFR + 3.75%)	9.24%	05/14/2027	199	199,989

Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. SOFR + 2.75%)	8.21%	08/01/2025	339	339,683

Incremental Term Loan (1 mo. SOFR + 3.75%)	9.10%	08/01/2025	1,056	1,059,662

Covanta Energy Corp.
Term Loan B (1 mo. SOFR + 3.00%)	8.32%	11/30/2028	639	639,737

Term Loan C (1 mo. SOFR + 3.00%)	8.32%	11/30/2028	48	47,980

Generation Bridge LLC, Term Loan B (1 mo. SOFR + 4.25%)	9.60%	08/22/2029	653	656,235

Granite Generation LLC, Term Loan (1 mo. SOFR + 3.75%)	9.21%	11/09/2026	1,666	1,652,297

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. SOFR + 4.00%)	9.65%	08/14/2026	786	677,847

Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	11.13%	02/01/2027	2,442	2,303,223

Term Loan C (1 mo. SOFR + 5.75%)	11.13%	02/01/2027	138	130,269

Nautilus Power LLC, Term Loan (1 mo. SOFR + 5.25%)	10.90%	11/16/2026	1,158	908,860

Pike Corp., Term Loan (1 mo. SOFR + 3.50%)	8.85%	01/21/2028	219	219,653

Talen Energy Supply LLC
Term Loan B (1 mo. SOFR + 4.50%)	9.87%	05/27/2030	988	992,793

Term Loan C (1 mo. SOFR + 4.50%)	9.87%	05/27/2030	562	564,305

				10,392,533

Total Variable Rate Senior Loan Interests (Cost $403,861,884)				385,841,141

			Shares
Common Stocks & Other Equity Interests–8.78%(k)
Aerospace & Defense–0.00%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(j)			342	17

Automotive–0.01%
Cabonline (Sweden)			1,272,507	1

Cabonline (Sweden)			42,364,958	40,333

Cabonline (Sweden)			1,490,997	1

				40,335

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU) (Spain)(d)			298	0

Lake at Las Vegas Joint Venture LLC, Class A(d)			780	0

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Building & Development–(continued)
Lake at Las Vegas Joint Venture LLC, Class B(d)	9	$0

		0

Business Equipment & Services–2.03%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $1,635,945)(j)	81,269	1,706,649

My Alarm Center LLC, Class A(d)	25,611	6,202,931

		7,909,580

Containers & Glass Products–0.01%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $32,297)(j)	7,940	46,648

Electronics & Electrical–0.05%
Diebold Nixdorf, Inc.	6,869	176,396

Riverbed Technology, Inc. (Acquired 07/03/2023; Cost $4,474)(d)(j)	34,413	4,474

		180,870

Financial Intermediaries–0.07%
RJO Holdings Corp.(d)	2,851	142,578

RJO Holdings Corp., Class A(d)	2,314	115,692

RJO Holdings Corp., Class B(d)	3,000	30

		258,300

Home Furnishings–0.16%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $8,149)(j)	52,572	626,474

Leisure Goods, Activities & Movies–1.01%
Crown Finance US, Inc.	99,652	1,893,439

Crown Finance US, Inc.	681	12,939

USF S&H Holdco LLC(d)	1,785	2,012,834

Vue International Bidco PLC (United Kingdom)(d)	987,581	0

		3,919,212

Lodging & Casinos–0.10%
Caesars Entertainment, Inc.(l)	8,413	376,229

Oil & Gas–4.73%
HGIM Corp.	13,962	488,670

McDermott International Ltd.(l)	210,471	37,885

McDermott International Ltd.(d)	799,733	136,755

Patterson-UTI Energy, Inc.	33,092	387,507

QuarterNorth Energy Holding, Inc.(d)	78,026	13,190,295

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(d)	14,855	255,506

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(d)	28,609	12,874

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273)(d)(j)	84,254	75,829

Seadrill Ltd. (Norway)(l)	69,695	3,093,064

Southcross Energy Partners L.P.(d)	73,367	0

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502)(j)	382,888	695,516

		18,373,901

Radio & Television–0.07%
iHeartMedia, Inc., Class A(l)	101,257	265,293

iHeartMedia, Inc., Class B(d)(l)	17	32

		265,325

Retailers (except Food & Drug)–0.08%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $716,681)(j)	446	165,392

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

			Shares	Value

Retailers (except Food & Drug)–(continued)
Toys R US, Inc.(d)			17	$41,827

Vivarte S.A.S. (France)(d)			233,415	112,910

				320,129

Surface Transport–0.30%
Commercial Barge Line Co.(d)			4,992	549,320

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030(d)			30,832	14,452

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(d)			30,886	19,304

Commercial Barge Line Co., Wts., expiring 04/27/2045(d)			5,248	577,490

				1,160,566

Telecommunications–0.03%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $240,465)(j)			16,031	117,563

Avaya, Inc. (Acquired 05/01/2023; Cost $43,620)(j)			2,908	21,326

				138,889

Utilities–0.13%
Vistra Operations Co. LLC, Rts., expiring 12/31/2046(d)			366,133	501,602

Total Common Stocks & Other Equity Interests (Cost $45,397,588)				34,118,077

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–5.16%
Aerospace & Defense–0.33%
Rand Parent LLC (m)	8.50%	02/15/2030	$1,339	1,266,644

Air Transport–0.11%
American Airlines, Inc. (m)	8.50%	05/15/2029	313	323,068

Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $113,837)(d)(j)	5.75%	07/15/2025	114	110,035

				433,103

Automotive–0.09%
Clarios Global L.P./Clarios US Finance Co. (m)	6.75%	05/15/2028	334	337,206

Building & Development–0.82%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (m)	4.50%	04/01/2027	1,190	1,044,552

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(m)	5.75%	05/15/2026	1,873	1,778,163

Signal Parent, Inc.(m)	6.13%	04/01/2029	561	365,135

				3,187,850

Business Equipment & Services–0.44%
ADT Security Corp. (The) (m)	4.13%	08/01/2029	359	319,354

GTCR W-2 Merger Sub LLC(m)	7.50%	01/15/2031	1,375	1,401,916

				1,721,270

Cable & Satellite Television–0.55%
Altice Financing S.A. (Luxembourg) (m)	5.75%	08/15/2029	22	18,114

Altice Financing S.A. (Luxembourg)(m)	5.00%	01/15/2028	783	671,137

Altice France S.A. (France)(m)	5.50%	01/15/2028	328	251,346

Altice France S.A. (France)(m)	5.50%	10/15/2029	305	220,433

Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030	1,133	973,326

VZ Secured Financing B.V. (Netherlands)(m)	5.00%	01/15/2032	5	4,104

				2,138,460

Chemicals & Plastics–0.73%
INEOS Quattro Finance 2 PLC (United Kingdom) (m)	9.63%	03/15/2029	350	361,784

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
SK Invictus Intermediate II S.a.r.l.(m)	5.00%	10/30/2029		$2,052	$1,669,097

Windsor Holdings III LLC (Acquired 06/22/2023-07/13/2023; Cost $797,583)(j)(m)	8.50%	06/15/2030		801	824,922

					2,855,803

Cosmetics & Toiletries–0.11%
Bausch & Lomb Escrow Corp. (m)	8.38%	10/01/2028		422	432,023

Ecological Services & Equipment–0.06%
GFL Environmental, Inc. (Canada) (m)	6.75%	01/15/2031		228	230,280

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (m)	7.88%	05/15/2026		36	31,001

Health Care–0.06%
Global Medical Response, Inc. (m)	6.50%	10/01/2025		298	220,806

Industrial Equipment–0.63%
Chart Industries, Inc. (m)	7.50%	01/01/2030		882	900,661

Emerald Debt Merger Sub LLC(m)	6.63%	12/15/2030		1,548	1,546,065

					2,446,726

Lodging & Casinos–0.14%
Caesars Entertainment, Inc. (m)	7.00%	02/15/2030		218	218,403

Ontario Gaming GTA L.P. (Canada)(m)	8.00%	08/01/2030		316	319,410

					537,813

Oil & Gas–0.01%
Genesis Energy L.P./Genesis Energy Finance Corp.	8.25%	01/15/2029		33	32,657

Publishing–0.10%
McGraw-Hill Education, Inc. (m)	5.75%	08/01/2028		438	400,091

Radio & Television–0.08%
Diamond Sports Group LLC/Diamond Sports Finance Co. (h)(i)(m)	0.00%	08/15/2026		825	20,625

iHeartCommunications, Inc.(m)	4.75%	01/15/2028		194	148,243

Univision Communications, Inc.(m)	7.38%	06/30/2030		133	130,627

					299,495

Retailers (except Food & Drug)–0.32%
Evergreen Acqco 1 L.P./TVI, Inc. (m)	9.75%	04/26/2028		1,200	1,246,020

Telecommunications–0.53%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (m)	6.75%	10/01/2026		911	875,441

Windstream Escrow LLC/Windstream Escrow Finance Corp.(m)	7.75%	08/15/2028		1,447	1,194,339

					2,069,780

Utilities–0.04%
Calpine Corp. (m)	4.50%	02/15/2028		171	161,511

Total U.S. Dollar Denominated Bonds & Notes (Cost $21,520,368)					20,048,539

Non-U.S. Dollar Denominated Bonds & Notes–3.48%(n)
Automotive–0.25%
Cabonline (Sweden)(m)	14.00%	03/19/2026	SEK	1,273	120,849

Cabonline (Sweden)(i)(m)(o)	0.00%	04/19/2026	SEK	4,920	398,162

Cabonline (Sweden)(m)	14.00%	03/19/2026	SEK	2,545	242,520

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–(continued)
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(m)(o)	8.46%	09/30/2028	EUR	206	$216,608

					978,139

Building & Development–0.18%
APCOA Parking Holdings GmbH (Germany)(m)	4.63%	01/15/2027	EUR	147	147,035

APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	8.97%	01/15/2027	EUR	272	296,519

Fagus Holdco PLC (United Kingdom)(d)	0.00%	09/05/2029	EUR	5	5,350

Ideal Standard International S.A. (Luxembourg)	6.38%	07/30/2026	EUR	316	262,893

					711,797

Cable & Satellite Television–0.27%
Altice Financing S.A. (Luxembourg)(m)	3.00%	01/15/2028	EUR	260	237,802

Altice Finco S.A. (Luxembourg)(m)	4.75%	01/15/2028	EUR	756	640,476

Altice France Holding S.A. (Luxembourg)(m)	8.00%	05/15/2027	EUR	336	179,211

					1,057,489

Electronics & Electrical–0.39%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(m)(o)	9.10%	02/15/2029	EUR	660	683,363

Versuni Group B.V. (Netherlands)(m)	3.13%	06/15/2028	EUR	891	828,468

					1,511,831

Financial Intermediaries–1.61%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(m)(o)	8.97%	08/01/2024	EUR	1,101	787,998

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(m)(o)	10.22%	05/01/2026	EUR	632	563,417

Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR	909	784,575

Kane Bidco Ltd. (United Kingdom)(m)	5.00%	02/15/2027	EUR	139	144,805

Kane Bidco Ltd. (United Kingdom)(m)	6.50%	02/15/2027	GBP	174	202,783

Sherwood Financing PLC (United Kingdom)(m)	4.50%	11/15/2026	EUR	200	191,790

Sherwood Financing PLC (United Kingdom)(m)	6.00%	11/15/2026	GBP	202	215,824

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	8.63%	11/15/2027	EUR	891	946,456

Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	1,101	1,204,842

Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	490	536,215

Zenith Finco PLC (United Kingdom)(m)	6.50%	06/30/2027	GBP	632	656,694

					6,235,399

Health Care–0.14%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(m)(o)	9.60%	05/15/2029	EUR	486	533,204

Industrial Equipment–0.11%
Kantar (Summer BC Holdco A S.a.r.l.) (Luxembourg)(m)	9.25%	10/31/2027	EUR	450	419,440

Leisure Goods, Activities & Movies–0.12%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(m)(o)	8.60%	06/15/2027	EUR	211	226,430

Deuce Finco PLC (United Kingdom)(m)	5.50%	06/15/2027	GBP	211	241,240

					467,670

Retailers (except Food & Drug)–0.41%
Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR	788	836,698

Kirk Beauty SUN GmbH , 9.00% PIK Rate, 8.25% Cash Rate (Germany)(g)(m)	9.00%	10/01/2026	EUR	767	773,366

					1,610,064

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $15,909,950)					13,525,033

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

			Shares	Value

Preferred Stocks–1.39%(k)
Financial Intermediaries–0.06%
RJO Holdings Corp., Series A-2, Pfd.(d)			584	$213,164

Oil & Gas–0.03%
McDermott International Ltd., Pfd.(d)			618	123,534

Southcross Energy Partners L.P., Series A, Pfd.(d)			292,193	2,600

				126,134

Surface Transport–1.30%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(d)(j)			21,989	2,973,572

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(d)(j)			15,443	2,088,357

				5,061,929

Total Preferred Stocks (Cost $1,152,867)				5,401,227

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Municipal Obligations–0.53%
Arizona–0.53%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB (Acquired 02/22/2022-07/01/2023; Cost $2,271,276) (Cost $665,578)(j)(m)	9.00%	01/01/2028	$2,435	2,060,414

TOTAL INVESTMENTS IN SECURITIES(p)–118.68% (Cost $488,508,235)				460,994,431

BORROWINGS–(16.09)%				(62,500,000)

OTHER ASSETS LESS LIABILITIES–(2.59)%				(10,068,653)

NET ASSETS–100.00%				$388,425,778

Investment Abbreviations:

EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $450,856, which represented less than 1% of the Fund’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at November 30, 2023 was $11,927,815, which represented 3.07% of the Fund’s Net Assets.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $35,223,051, which represented 9.07% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

The aggregate value of securities considered illiquid at November 30, 2023 was $64,335,240, which represented 16.56% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

12/29/2023	Barclays Bank PLC	USD	2,379,745	GBP	1,898,031	$16,989

12/29/2023	BNP Paribas S.A.	USD	11,858	SEK	132,287	752

01/31/2024	BNP Paribas S.A.	EUR	10,907,601	USD	11,936,890	33,325

12/29/2023	Morgan Stanley and Co. International PLC	USD	2,417,826	GBP	1,926,789	15,222

01/31/2024	Morgan Stanley and Co. International PLC	EUR	10,744,801	USD	11,757,303	31,404

01/31/2024	Royal Bank of Canada	EUR	274,365	USD	300,610	1,194

12/29/2023	State Street Bank & Trust Co.	USD	1,055,534	EUR	1,000,000	34,226

01/31/2024	State Street Bank & Trust Co.	EUR	10,907,601	USD	11,935,316	31,751

01/31/2024	State Street Bank & Trust Co.	SEK	8,857,899	USD	852,405	6,779

12/29/2023	Toronto Dominion Bank	USD	2,416,183	GBP	1,926,789	16,865

Subtotal-Appreciation						188,507

Currency Risk

12/29/2023	Barclays Bank PLC	EUR	11,074,801	USD	11,769,114	(299,764)

01/31/2024	Barclays Bank PLC	GBP	1,903,987	USD	2,388,010	(16,804)

12/29/2023	BNP Paribas S.A.	EUR	11,242,601	USD	11,946,254	(305,486)

12/29/2023	BNP Paribas S.A.	GBP	1,966,298	USD	2,395,583	(87,355)

12/29/2023	BNP Paribas S.A.	SEK	8,086,628	USD	732,391	(38,494)

12/29/2023	BNP Paribas S.A.	USD	11,917,016	EUR	10,907,601	(30,345)

12/29/2023	Citibank N.A.	SEK	851,051	USD	76,182	(4,948)

12/29/2023	Morgan Stanley and Co. International PLC	GBP	1,906,886	USD	2,319,670	(88,245)

12/29/2023	Morgan Stanley and Co. International PLC	USD	11,737,728	EUR	10,744,801	(28,471)

01/31/2024	Morgan Stanley and Co. International PLC	GBP	1,932,836	USD	2,426,197	(15,053)

12/29/2023	Royal Bank of Canada	GBP	1,878,425	USD	2,286,278	(85,699)

01/31/2024	Royal Bank of Canada	GBP	27,906	USD	34,999	(247)

01/31/2024	Royal Bank of Canada	USD	21,982	SEK	228,112	(205)

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

12/29/2023	State Street Bank & Trust Co.	USD	11,915,464	EUR	10,907,601	$ (28,793)

12/29/2023	State Street Bank & Trust Co.	USD	845,861	SEK	8,805,392	(6,459)

12/29/2023	Toronto Dominion Bank	EUR	11,242,601	USD	11,948,592	(303,148)

01/31/2024	Toronto Dominion Bank	GBP	1,932,836	USD	2,424,522	(16,728)

Subtotal-Depreciation						(1,356,244)

Total Forward Foreign Currency Contracts						$(1,167,737)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$340,287,542	$45,553,599	$385,841,141

Common Stocks & Other Equity Interests	4,336,374	5,814,951	23,966,752	34,118,077

U.S. Dollar Denominated Bonds & Notes	–	19,938,504	110,035	20,048,539

Non-U.S. Dollar Denominated Bonds & Notes	–	13,519,683	5,350	13,525,033

Preferred Stocks	–	–	5,401,227	5,401,227

Municipal Obligations	–	2,060,414	–	2,060,414

Total Investments in Securities	4,336,374	381,621,094	75,036,963	460,994,431

Other Investments - Assets*

Investments Matured	–	131	1,693,208	1,693,339

Forward Foreign Currency Contracts	–	188,507	–	188,507

	–	188,638	1,693,208	1,881,846

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(1,356,244)	–	(1,356,244)

Total Other Investments	–	(1,167,606)	1,693,208	525,602

Total Investments	$4,336,374	$380,453,488	$76,730,171	$461,520,033

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Invesco Senior Loan Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2023:

	Value 02/28/23*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 11/30/23
Variable Rate Senior Loan Interests	$57,180,497	$10,353,729	$(10,344,696)	$301,222	$(175,180)	$(533,928)	$3,617,752	$(14,845,797)	$45,553,599
Common Stocks & Other Equity Interests	26,770,351	2,733,066	(539,470)	–	(748,227)	(4,829,238)	772,510	(192,240)	23,966,752
Preferred Stocks	604,460	245,850	(245,851)	–	(396,864)	3,658,920	1,534,712	–	5,401,227
Investments Matured	2,532,239	–	(12,475)	6,458	24	(833,038)	–	–	1,693,208
U.S. Dollar Denominated Bonds & Notes	330,366	–	(227,133)	–	–	6,802	–	–	110,035
Non-U.S. Dollar Denominated Bonds & Notes	–	–	–	–	–	5,350	–	–	5,350
Total	$87,417,913	$13,332,645	$(11,369,625)	$307,680	$(1,320,247)	$(2,525,132)	$5,924,974	$(15,038,037)	$76,730,171

*  Prior year balances have been adjusted for a change in security classification.

**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 11/30/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
QuarterNorth Energy Holding, Inc.	$13,190,295	Valuation Service	N/A	N/A	N/A	(a)
My Alarm Center LLC, Class A	6,202,931	Valuation Service	N/A	N/A	N/A	(a)
NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	4,881,981	Valuation Service	N/A	N/A	N/A	(b)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Loan Fund